Guarantees and commitments - Other commitments maturity (Details 7) - CHF (SFr) SFr in Millions	Dec. 31, 2019	Dec. 31, 2018
Other commitments
Maturity less than 1 year	SFr 32,250	SFr 32,363
Maturity between 1 to 3 years	39,258	34,381
Maturity between 3 to 5 years	48,977	46,057
Maturity greater than 5 years	10,210	11,406
Total gross amount	130,695	124,207
Total net amount	125,925	119,940
Collateral received	63,363	63,147
Unused revocable credit limits	128,295	113,593
Irrevocable commitments under documentary credits
Other commitments
Maturity less than 1 year	4,434	5,056
Maturity between 1 to 3 years	163	182
Maturity between 3 to 5 years	0	0
Maturity greater than 5 years	0	0
Total gross amount	4,597	5,238
Total net amount	4,518	5,077
Collateral received	3,077	3,651
Loan commitments
Other commitments
Maturity less than 1 year	27,145	26,947
Maturity between 1 to 3 years	38,974	34,188
Maturity between 3 to 5 years	48,856	45,938
Maturity greater than 5 years	10,152	11,373
Total gross amount	125,127	118,446
Total net amount	120,436	114,340
Collateral received	60,118	59,461
Forward reverse repurchase agreements
Other commitments
Maturity less than 1 year	41	31
Maturity between 1 to 3 years	0	0
Maturity between 3 to 5 years	0	0
Maturity greater than 5 years	0	0
Total gross amount	41	31
Total net amount	41	31
Collateral received	41	31
Other commitments
Other commitments
Maturity less than 1 year	630	329
Maturity between 1 to 3 years	121	11
Maturity between 3 to 5 years	121	119
Maturity greater than 5 years	58	33
Total gross amount	930	492
Total net amount	930	492
Collateral received	SFr 127	SFr 4